Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Note 2 – Basis of Presentation

These consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts reported in the prior year financial statements have been reclassified to conform to the current year presentation. These changes in presentation do not affect previously reported results.

The accompanying financial statements have been prepared on a going concern basis. However, the Company has incurred recurring losses and negative operating cash flows, and its current liabilities exceed its current assets as of September 30, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management is pursuing several strategies to mitigate these conditions, including capital raising, and believes that these actions will provide the necessary liquidity for at least the next twelve months. Nevertheless, there can be no assurance that such plans will be successfully implemented or yield the intended financial benefits.

Accordingly, there is a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern, and therefore it may be unable to realize its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments that may be necessary if the Company is unable to continue as a going concern.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On an on-going basis, we evaluate our estimates, including those related to accounts receivable, cash equivalents and marketable securities, income taxes, litigation, non-marketable equity securities, other contingencies, property, plant, and equipment, revenue recognition, and stock-based compensation. The Company bases its estimates on historical experience, known trends, and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts, and experience. Changes in estimates are recorded prospectively in the period in which they become known. Actual results could significantly differ from those estimates.

Functional Currency in U.S. Dollars

The functional currency of the Company is the U.S. dollar, as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

The transactions and balances of the Company denominated in U.S. dollars (“dollars”) are presented at their original amounts. Non-dollar transactions and balances have been re measured to U.S. dollars in thousands in accordance with Accounting Standards Codification No. 830, “Foreign Currency Matters” (“ASC 830”). Accordingly, amounts in currencies other than U.S. dollars have been translated as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date.

Non-monetary balances - at the historical rate in effect as of the date of recognition of the transaction.

Costs - at the exchange rate in effect as of the date of recognition of the transaction.

All transaction exchange gains and losses from the remeasurement mentioned above are reflected in the statement of operations in financial income, net

Note 2 – Basis of Presentation

These consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts reported in the prior year financial statements have been reclassified to conform to the current year presentation. These changes in presentation do not affect previously reported results.

The accompanying financial statements have been prepared on a going concern basis. However, the Company has incurred recurring losses and negative operating cash flows, and its current liabilities exceed its current assets as of December 31, 2024. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management is pursuing several strategies to mitigate these conditions, including capital raising, and believes that these actions will provide the necessary liquidity for at least the next twelve months. Nevertheless, there can be no assurance that such plans will be successfully implemented or yield the intended financial benefits.

Accordingly, there is a material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern, and therefore it may be unable to realize its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments that may be necessary if the Company is unable to continue as a going concern.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

On an on-going basis, we evaluate our estimates, including those related to accounts receivable, cash equivalents and marketable securities, income taxes, litigation, non-marketable equity securities, other contingencies, property, plant, and equipment, revenue recognition, and stock-based compensation. The Company bases its estimates on historical experience, known trends, and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts, and experience. Changes in estimates are recorded prospectively in the period in which they become known. Actual results could significantly differ from those estimates.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Functional Currency in U.S. Dollars

The functional currency of the Company is the U.S. dollar, as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

The transactions and balances of the Company denominated in U.S. dollars (“dollars”) are presented at their original amounts. Non-dollar transactions and balances have been re measured to U.S. dollars in thousands in accordance with Accounting Standards Codification No. 830, “Foreign Currency Matters” (“ASC 830”). Accordingly, amounts in currencies other than U.S. dollars have been translated as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date.

Non-monetary balances - at the historical rate in effect as of the date of recognition of the transaction.

Costs - at the exchange rate in effect as of the date of recognition of the transaction.

All transaction exchange gains and losses from the remeasurement mentioned above are reflected in the statement of operations in financial income, net